PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Changes in benefit obligations and the fair value of plan assets for our pension and other postretirement benefit plans
The following table sets forth the changes in the benefit obligations and the fair value of plan assets for our pension and other postretirement benefit plans (in millions):

	Pension Plans				Other Postretirement Benefit Plans
Year Ended December 31,	2024		2023		2024		2023
Benefit obligation at beginning of year[1]	$6,544		$6,376		$297		$495
Service cost	105		94		3		4
Interest cost	306		322		17		27
Participant contributions	6		5		18		9
Foreign currency exchange rate changes	(124)		27		(3)		(4)
Amendments	(2)		—		—		1
Net actuarial loss (gain)	(213)	[2]	375	[2]	11		14
Benefits paid	(478)		(369)		(65)		(62)
Divestitures	(78)		—		(1)		—
Settlements	(22)		(287)	[3]	(92)	[4]	(187)	[5]
Curtailments	(1)		—		—		—
Special termination benefits	1		1		—		—
Other	1		—		—		—
Benefit obligation at end of year[1]	$6,045		$6,544		$185		$297
Fair value of plan assets at beginning of year	$7,260		$7,158		$176		$373
Actual return on plan assets	345		537		6		17
Employer contributions	31		44		—		—
Participant contributions	6		5		12		7
Foreign currency exchange rate changes	(203)		76		—		—
Transfers	(523)	[6]	—		—		—
Benefits paid	(410)		(300)		(33)		(34)
Divestitures	(62)		—		—		—
Settlements	(9)		(260)	[3]	(92)	[4]	(187)	[5]
Fair value of plan assets at end of year	$6,435		$7,260		$69		$176
Net asset (liability) recognized	$390		$716		$(116)		$(121)
[1] For pension plans, the benefit obligation is the projected benefit obligation. For other postretirement benefit plans, the benefit obligation is the accumulated postretirement benefit obligation. The accumulated benefit obligation for our pension plans was $6,008 million and $6,463 million as of December 31, 2024 and 2023, respectively.
2 A change in the weighted-average discount rate assumption was the primary driver of net actuarial loss (gain) during 2024 and 2023. For our U.S. qualified pension plan, an increase in the discount rate resulted in an actuarial gain of $178 million during 2024, and a decrease in the discount rate resulted in an actuarial loss of $129 million during 2023. Additional drivers of net actuarial loss (gain) included other assumption updates and plan experience.
[3] Settlements primarily related to the U.S. qualified pension plan, which was amended in 2023 to provide lump sum payment options to all former employees. The U.S. qualified pension plan made $259 million of lump sum payments in 2023, causing a plan settlement, which resulted in recognition of a $76 million settlement loss related to the acceleration of existing unrecognized losses.
4 In 2024, the Company settled its U.S. other postretirement benefit obligations such that core life insurance benefits will be funded by an insurance company beginning September 11, 2024 for the lifetime of certain retirees. The transaction resulted in no change to underlying benefits or plan administration, but only to the future financing of the benefits. Pursuant to the settlement, the Company transferred $92 million of plan assets and liabilities to an insurer and recognized a $19 million net settlement gain related to the acceleration of existing unrecognized gains.
5 In 2023, the Company settled its U.S. post-65 other postretirement benefit obligations such that retiree reimbursement accounts will be funded by an insurance company beginning January 1, 2025 for the lifetime of certain retirees and their eligible dependents. The transaction resulted in no change to underlying benefits or plan administration, but only to the future financing of the benefits. Pursuant to the settlement, the Company transferred $187 million of plan assets and liabilities to an insurer and recognized a $14 million net settlement gain related to the acceleration of existing unrecognized gains.
[6] Transfers represent $523 million of surplus international plan assets transferred from pension trusts to general assets of the Company.

Pension and other benefit amounts recognized in consolidated balance sheets
Pension and other postretirement benefit plan amounts recognized in our consolidated balance sheets were as follows (in millions):

	Pension Plans		Other Postretirement Benefit Plans
December 31,	2024	2023	2024	2023
Other noncurrent assets	$1,219	$1,543	$—	$—
Accounts payable and accrued expenses	(68)	(67)	(6)	(4)
Other noncurrent liabilities	(761)	(760)	(110)	(117)
Net asset (liability) recognized	$390	$716	$(116)	$(121)

Schedule of pension plans with projected benefit obligation in excess of fair value of plan assets
Certain of our pension plans have a projected benefit obligation in excess of the fair value of plan assets. For these plans, the projected benefit obligation and the fair value of plan assets were as follows (in millions):

December 31,	2024	2023
Projected benefit obligation	$4,902	$5,270
Fair value of plan assets	4,072	4,443

Accumulated benefit obligations in excess of fair value of plan assets
Certain of our pension plans have an accumulated benefit obligation in excess of the fair value of plan assets. For these plans, the accumulated benefit obligation and the fair value of plan assets were as follows (in millions):

December 31,	2024	2023
Accumulated benefit obligation	$4,882	$5,165
Fair value of plan assets	4,072	4,379

Total pension assets for U.S. and non-U.S. plans
The following table presents total assets by asset class for our U.S. and non-U.S. pension plans (in millions):

	U.S. Pension Plans		Non-U.S. Pension Plans
December 31,	2024	2023	2024	2023
Cash and cash equivalents	$160	$203	$419	$172
Equity securities:
U.S.-based companies	469	457	582	721
International-based companies	248	208	455	713
Fixed-income securities:
Government bonds	626	848	383	538
Corporate bonds and debt securities	442	426	104	153
Mutual, pooled and commingled funds[1]	210	243	477	535
Hedge funds/limited partnerships	1,004	1,038	19	19
Real estate	341	367	—	9
Derivative financial instruments	—	—	(63)	33
Other	261	266	298	311
Total pension plan assets[2]	$3,761	$4,056	$2,674	$3,204
[1] Mutual, pooled and commingled funds include investments in equity securities, fixed-income securities and combinations of both. There are a significant number of mutual, pooled and commingled funds from which investors can choose. The selection of the type of fund is dictated by the specific investment objectives and needs of a given plan. These objectives and needs vary greatly between plans.
[2] Fair value disclosures related to our pension plan assets are included in Note 17. Fair value disclosures include, but are not limited to, the levels within the fair value hierarchy in which the fair value measurements in their entirety fall; a reconciliation of the beginning and ending balances of Level 3 assets; and information about the valuation techniques and inputs used to measure the fair value of our pension plan assets.

Net periodic benefit cost for pension and other postretirement benefit plans
Net periodic benefit cost or income for our pension and other postretirement benefit plans consisted of the following (in millions):

	Pension Plans				Other Postretirement Benefit Plans
Year Ended December 31,	2024	2023		2022	2024		2023		2022
Service cost	$105	$94		$93	$3		$4		$7
Interest cost	306	322		232	17		27		17
Expected return on plan assets[1]	(469)	(475)		(558)	(7)		(14)		(16)
Amortization of prior service cost (credit)	1	1		—	(3)		(3)		(3)
Amortization of net actuarial loss (gain)[2]	103	96		109	(4)		(5)		—
Settlement loss (gain)	(2)	81	[3]	(1)	(19)	[4]	(14)	[5]	—
Curtailment loss (gain)	(1)	—		(1)	—		—		—
Special termination benefits	1	1		1	—		—		—
Other	1	—		1	—		—		—
Net periodic benefit cost (income)	$45	$120		$(124)	$(13)		$(5)		$5
[1]The Company has elected to use the actual fair value of plan assets as the market-related value of plan assets in the determination of the expected return on plan assets.
[2]Actuarial gains and losses are amortized using a corridor approach. The gain/loss corridor is equal to 10% of the greater of the benefit obligation and the market-related value of assets. Gains and losses in excess of the corridor are generally amortized over the average future working lifetime of the plan participants.
[3]Settlements primarily related to the U.S. qualified pension plan, which was amended in 2023 to provide lump sum payment options to all former employees. The U.S. qualified pension plan made $259 million of lump sum payments in 2023, causing a plan settlement, which resulted in recognition of a $76 million settlement loss related to the acceleration of existing unrecognized losses.
4In 2024, the Company settled its U.S. other postretirement benefit obligations such that core life insurance benefits will be funded by an insurance company beginning September 11, 2024 for the lifetime of certain retirees. The transaction resulted in no change to underlying benefits or plan administration, but only to the future financing of the benefits. Pursuant to the settlement, the Company transferred $92 million of plan assets and liabilities to an insurer and recognized a $19 million net settlement gain related to the acceleration of existing unrecognized gains.
5In 2023, the Company settled its U.S. post-65 other postretirement benefit obligations such that retiree reimbursement accounts will be funded by an insurance company beginning January 1, 2025 for the lifetime of certain retirees and their eligible dependents. The transaction resulted in no change to underlying benefits or plan administration, but only to the future financing of the benefits. Pursuant to the settlement, the Company transferred $187 million of plan assets and liabilities to an insurer and recognized a $14 million net settlement gain related to the acceleration of existing unrecognized gains.

Changes and amounts in AOCI for pension and other postretirement benefit plans
The following table sets forth the pretax changes in AOCI for our pension and other postretirement benefit plans (in millions):

	Pension Plans		Other Postretirement Benefit Plans
Year Ended December 31,	2024	2023	2024	2023
Balance in AOCI at beginning of year	$(1,906)	$(1,755)	$61	$95
Recognized prior service cost (credit)	1	1	(3)	(3)
Recognized net actuarial loss (gain)	100	177	(23)	(19)
Prior service credit (cost) occurring during the year	2	—	—	(1)
Net actuarial gain (loss) occurring during the year	90	(313)	(12)	(12)
Divestitures	(6)	—	—	—
Net foreign currency translation adjustments	25	(16)	(2)	1
Balance in AOCI at end of year	$(1,694)	$(1,906)	$21	$61
The following table sets forth the pretax amounts in AOCI for our pension and other postretirement benefit plans (in millions):

	Pension Plans		Other Postretirement Benefit Plans
December 31,	2024	2023	2024	2023
Prior service credit (cost)	$(14)	$(17)	$15	$20
Net actuarial gain (loss)	(1,680)	(1,889)	6	41
Balance in AOCI at end of year	$(1,694)	$(1,906)	$21	$61

Certain weighted average assumptions used in computing the benefit obligations and net periodic benefit cost
Certain weighted-average assumptions used in computing the benefit obligations for our pension and other postretirement benefit plans were as follows:

	Pension Plans		Other Postretirement Benefit Plans
December 31,	2024	2023	2024	2023
Discount rate	5.50%	5.00%	6.75%	6.25%
Interest crediting rate	4.25%	3.75%	N/A	N/A
Rate of increase in compensation levels	4.00%	4.00%	N/A	N/A
Certain weighted-average assumptions used in computing net periodic benefit cost or income were as follows:

	Pension Plans			Other Postretirement Benefit Plans
Year Ended December 31,	2024	2023	2022	2024	2023	2022
Discount rate	5.00%	5.50%	3.00%	6.25%	6.00%	3.25%
Interest crediting rate	3.75%	4.00%	3.00%	N/A	N/A	N/A
Rate of increase in compensation levels	4.00%	3.75%	3.75%	N/A	N/A	N/A
Expected long-term rate of return on plan assets	7.00%	6.75%	7.00%	4.50%	3.75%	4.00%

Assumed health care cost trend rates
The weighted-average assumptions for health care cost trend rates were as follows:

December 31,	2024	2023
Health care cost trend rate assumed for next year	9.00%	8.50%
Rate to which the trend rate is assumed to decline (the ultimate trend rate)	8.25%	6.00%
Year that the trend rate reaches the ultimate trend rate	2029	2029

Estimated future benefit payments for pension and other postretirement benefit plans
The expected benefit payments for our pension and other postretirement benefit plans for the 10 years succeeding December 31, 2024 are as follows (in millions):

	2025	2026	2027	2028	2029	2030-2034
Benefit payments for pension plans	$567	$552	$568	$587	$525	$2,372
Benefit payments for other postretirement benefit plans	21	19	18	16	15	70
Total	$588	$571	$586	$603	$540	$2,442